CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Series A Preferred Stock	Series B Preferred Stock	Common Class A	Common Class B	Class T Common Stock	Class I Common Stock	Common Stock Common Class A	Common Stock Common Class B	Common Stock Class T Common Stock	Common Stock Class I Common Stock	Preferred Stock Series A Preferred Stock	Preferred Stock Series B Preferred Stock	Preferred Stock Series C Preferred Stock	Preferred Stock Series D Preferred Stock	Additional Paid In Capital	Noncontrolling Interest	Retained Earnings Accumulated Deficit
Beginning Balance, Shares at Dec. 31, 2023								2,279,000		38,000	1,836,000	44,000
Beginning Balance at Dec. 31, 2023	$ 81,193							$ 0		$ 0	$ 0	$ 43,217	$ 0	$ 0		$ 81,193
Issuance of common stock, Shares								375,000			82,000
Issuance of common stock, Value	11,041															11,041
Common stock redemption, Shares								(19,000)
Common stock redemption, Value	(436)															(436)
Issuance of Preferred Stock, Shares													10,000
Issuance of Preferred Stock, Value													$ 9,654
Redemption of Preferred Stock, Share												(25,000)
Redemption of Preferred Stock, Value												$ (25,100)
Equity issuance costs	(1,428)												(1,182)			(1,428)
Common stock dividends	(8,242)															(8,242)
Preferred stock dividends		$ 5,638	$ 555									$ (4,809)	$ (555)
Net Income (Loss)	(11,561)																	$ (11,561)
Ending Balance, Shares at Dec. 31, 2024				2,635,050		38,094	1,917,690	2,635,000		38,000	1,918,000	19,000	10,000	0
Ending Balance at Dec. 31, 2024	70,567							$ 0		$ 0	$ 0	$ 13,308	$ 7,917	$ 0		82,128		(11,561)
Equity issuance costs	1,428												1,182			1,428
Dividends		$ 5,638	555									$ (4,809)	$ (555)
Net loss	(11,561)
Issuance of common stock, Shares								113,000		6,000	89,000
Issuance of common stock, Value	4,979															4,979
Issuance of Preferred Stock, Shares													4,000	56,000
Issuance of Preferred Stock, Value													$ 4,287	$ 56,000
Redemption of Preferred Stock, Share												(19,000)
Redemption of Preferred Stock, Value	(6,486)											$ (12,514)				(6,486)
Equity issuance costs	270												460			270
Common stock dividends	(2,247)															(2,247)
Preferred stock dividends												$ (794)	$ (370)
Net Income (Loss)	(8,093)																	(8,093)
Ending Balance, Shares at Mar. 31, 2025								2,748,000		44,000	2,007,000	0	14,000	56,000
Ending Balance at Mar. 31, 2025	58,450							$ 0		$ 0	$ 0	$ 0	$ 11,374	$ 56,000		78,104		(19,654)
Equity issuance costs	(270)												(460)			(270)
Dividends												$ (794)	$ (370)
Beginning Balance, Shares at Dec. 31, 2024				2,635,050		38,094	1,917,690	2,635,000		38,000	1,918,000	19,000	10,000	0
Beginning Balance at Dec. 31, 2024	70,567							$ 0		$ 0	$ 0	$ 13,308	$ 7,917	$ 0		82,128		(11,561)
Net Income (Loss)	(8,312)
Ending Balance, Shares at Jun. 30, 2025								3,590,000		50,000	5,622,000	0	19,000	56,000
Ending Balance at Jun. 30, 2025	155,378							$ 0		$ 0	$ 0	$ 0	$ 14,760	$ 53,959		175,251		(19,873)
Net loss	(8,312)
Beginning Balance, Shares at Dec. 31, 2024				2,635,050		38,094	1,917,690	2,635,000		38,000	1,918,000	19,000	10,000	0
Beginning Balance at Dec. 31, 2024	70,567							$ 0		$ 0	$ 0	$ 13,308	$ 7,917	$ 0		82,128		(11,561)
Issuance of common stock, Shares								3,894,000		29,000	6,133,000
Issuance of common stock, Value	178,162															178,162
Common stock redemption, Shares								(11,000)
Common stock redemption, Value	(267)															(267)
Issuance of Preferred Stock, Shares													25,000	56,000
Issuance of Preferred Stock, Value													$ 24,920	$ 56,000
Redemption of Preferred Stock, Share												(19,000)		(56,000)
Redemption of Preferred Stock, Value	(10,966)											$ (12,514)	(138)	$ (51,520)		(10,966)
Equity issuance costs	(6,968)												(2,566)			(6,968)
Common stock dividends	(18,368)															(18,368)
Preferred stock dividends			3,026									(794)	$ (2,471)	(4,480)
Stock based compensation	179															179
Net Income (Loss)	(3,585)																	(3,585)
Ending Balance, Shares at Dec. 31, 2025				6,518,383	0	66,830	8,050,883	6,518,000		67,000	8,051,000		35,000
Ending Balance at Dec. 31, 2025	208,754							$ 0	$ 0	$ 0	$ 0	0	$ 27,662	0	$ 0	223,900		(15,146)
Equity issuance costs	6,968												2,566			6,968
Dividends			$ 3,026									$ (794)	$ (2,471)	$ (4,480)
Net loss	(3,585)
Beginning Balance, Shares at Mar. 31, 2025								2,748,000		44,000	2,007,000	0	14,000	56,000
Beginning Balance at Mar. 31, 2025	58,450							$ 0		$ 0	$ 0	$ 0	$ 11,374	$ 56,000		78,104		(19,654)
Issuance of common stock, Shares								848,000		6,000	3,615,000
Issuance of common stock, Value	103,830															103,830
Common stock redemption, Shares								(6,000)
Common stock redemption, Value	(140)															(140)
Issuance of Preferred Stock, Shares													5,000
Issuance of Preferred Stock, Value													$ 4,088
Equity issuance costs	2,734												(392)			2,734
Common stock dividends	(3,809)															(3,809)
Preferred stock dividends													$ (310)	$ (2,041)
Net Income (Loss)	(219)																	(219)
Ending Balance, Shares at Jun. 30, 2025								3,590,000		50,000	5,622,000	0	19,000	56,000
Ending Balance at Jun. 30, 2025	155,378							$ 0		$ 0	$ 0	$ 0	$ 14,760	$ 53,959		175,251		(19,873)
Equity issuance costs	(2,734)												392			(2,734)
Dividends													$ (310)	(2,041)
Net loss	(219)
Beginning Balance, Shares at Dec. 31, 2025				6,518,383	0	66,830	8,050,883	6,518,000		67,000	8,051,000		35,000
Beginning Balance at Dec. 31, 2025	208,754							$ 0	0	$ 0	$ 0	0	$ 27,662	0	$ 0	223,900		(15,146)
Issuance of common stock, Shares								147,000			110,000
Issuance of common stock, Value	6,133															6,133
Common stock redemption, Shares								(5,000)
Common stock redemption, Value	(109)															(109)
Issuance of Preferred Stock, Shares													14,000		37,000
Issuance of Preferred Stock, Value													$ 13,105		$ 37,780
Stock receivable													(1,106)		$ (750)
Equity issuance costs	534												1,223			534
Common stock dividends	(4,661)															(4,661)
Preferred stock dividends													$ (795)
Stock based compensation	483															483
Dividend equivalent rights paid	(26)															(26)
Net Income (Loss)	(1,063)																	(1,063)
Ending Balance, Shares at Mar. 31, 2026								6,660,000		67,000	8,161,000		49,000		37,000
Ending Balance at Mar. 31, 2026	208,977							$ 0	0	$ 0	$ 0		$ 37,643		$ 37,030	225,186		(16,209)
Equity issuance costs	(534)												(1,223)			(534)
Dividends													$ (795)
Beginning Balance, Shares at Dec. 31, 2025				6,518,383	0	66,830	8,050,883	6,518,000		67,000	8,051,000		35,000
Beginning Balance at Dec. 31, 2025	208,754							$ 0	$ 0	$ 0	$ 0	$ 0	$ 27,662	$ 0	0	223,900		(15,146)
Net Income (Loss)	(40,268)
Ending Balance, Shares at Jun. 30, 2026				23,795,450	3,750,000	0	0	23,795,000	3,750,000				47,000
Ending Balance at Jun. 30, 2026	375,878							$ 0	$ 0	$ 0	$ 0		$ 34,763		$ 0	333,792	$ 97,385	(55,299)
Net loss	(40,268)
Beginning Balance, Shares at Mar. 31, 2026								6,660,000		67,000	8,161,000		49,000		37,000
Beginning Balance at Mar. 31, 2026	208,977							$ 0	$ 0	$ 0	$ 0		$ 37,643		$ 37,030	225,186		(16,209)
Issuance of common stock, Shares								249,000			194,000
Issuance of common stock, Value	10,594															10,594
Common stock redemption, Shares								(9,000)			(26,000)
Vested restricted stock grants								19,000
Common stock redemption, Value	(745)															(745)
Issuance of Preferred Stock, Shares													8,000
Issuance of Preferred Stock, Value													$ 8,619		$ 750
Issuance Of public offering value	220,468															220,468
Issuance Of public offering Shares								8,480,000
Reclassification Shares								8,396,000		(67,000)	(8,329,000)
Internalization Shares									3,750,000
Internalization Value	197															(97,303)	97,500
Redemption of Preferred Stock, Share													(10,000)		(37,000)
Redemption of Preferred Stock, Value	(3,034)												$ (10,182)		$ (37,768)	(3,034)
Equity issuance costs	22,272												853		12	22,272
Common stock dividends	(1)															(1)
Preferred stock dividends													$ (464)
Stock based compensation	925															925
Dividend equivalent rights paid	(26)															(26)
Net Income (Loss)	(39,205)																(115)	(39,090)
Ending Balance, Shares at Jun. 30, 2026				23,795,450	3,750,000	0	0	23,795,000	3,750,000				47,000
Ending Balance at Jun. 30, 2026	375,878							$ 0	$ 0	$ 0	$ 0		$ 34,763		0	333,792	$ 97,385	$ (55,299)
Issuance Of public offering Shares								8,480,000
Reclassification Shares								8,396,000		(67,000)	(8,329,000)
Equity issuance costs	(22,272)												(853)		$ (12)	$ (22,272)
Dividends													$ (464)
Net loss	$ (39,205)